RELATED PARTY TRANSACTIONS	6 Months Ended
Jun. 30, 2026
Related party transactions [abstract]
RELATED PARTY TRANSACTIONS	RELATED PARTY TRANSACTIONS
Brookfield Renewable’s related party transactions are recorded at the exchange amount and are primarily with Brookfield and its related parties.
Brookfield Corporation has provided a $400 million committed unsecured revolving credit facility maturing in December 2030 and the draws bear interest at Secured Overnight Financing Rate plus a margin of 1.80%. During the current period, there were no draws on the committed unsecured revolving credit facility provided by Brookfield Corporation.
Brookfield Corporation may from time to time place funds on deposit with Brookfield Renewable, which are repayable on demand including any interest accrued. There were nil funds placed on deposit with Brookfield Renewable as at June 30, 2026 (December 31, 2025: nil). The interest expense on the Brookfield Corporation revolving credit facility and deposit for the three and six months ended June 30, 2026 totaled nil (2025: nil).
From time to time Brookfield Renewable may enter into short-term arrangements with private funds consolidated by Brookfield that permit such entities to place funds on deposit with Brookfield Renewable up to a limit of $750 million per deposit. Interest earned or incurred on such deposits is between the interest rate that would otherwise be payable by Brookfield Renewable under its commercial paper program or credit facilities with unrelated parties and the interest rate that would otherwise be available to the applicable depositing party in similar transactions on an arms’ length basis with unrelated parties. Each deposit carries a maturity date which must not exceed three months, however the private fund consolidated by Brookfield may request repayment upon three business days’ written notice. As at June 30, 2026, there were nil (December 31, 2025: $268 million) funds placed on deposit with Brookfield Renewable, which carries an interest rate of nil. Deposits placed are reflected within due to related parties on the consolidated statements of financial position. Interest expense paid on the deposits for the for the three and six months ended June 30, 2026 totaled less than $1 million (2025: nil).
Brookfield Renewable participates with institutional partners in Brookfield Americas Infrastructure Fund, Brookfield Infrastructure Fund II, Brookfield Infrastructure Fund III, Brookfield Infrastructure Fund IV, Brookfield Infrastructure Fund V, Brookfield Infrastructure Income Fund, Brookfield Infrastructure Debt Fund, Brookfield Global Transition Fund I, Brookfield Global Transition Fund II, and The Catalytic Transition Fund (“Private Funds”). Brookfield Renewable, together with our institutional partners, has access to financing under Brookfield sponsored credit facilities.
From time to time, Brookfield Wealth Solutions and its related entities may agree to provide financing to Brookfield Renewable. In addition, Brookfield Wealth Solutions and its related entities may also participate, alongside unaffiliated third parties on market terms and at market rates, in capital raises undertaken by Brookfield Renewable that are recognized within preferred limited partners’ equity, corporate and non-recourse borrowings in the statement of financial position. As at June 30, 2026, Brookfield Renewable, together with its institutional partners had the following balances owing to Brookfield Wealth Solutions: $268 million of non-recourse borrowings (December 31, 2025: $58 million); $7 million of corporate borrowings (December 31, 2025: $7 million); tax equity financings classified as financial instrument liabilities of $59 million (December 31, 2025: $49 million); preferred limited partners equity of $11 million (December 31, 2025: $11 million); and $743 million of borrowings classified as due to related party (December 31, 2025: $750 million).
From time to time, Brookfield Renewable, together with its institutional partners, may enter into agreements with Brookfield and its subsidiaries to transfer income tax credits generated by renewable energy projects. During the three and six months ended June 30, 2026, Brookfield Renewable transferred nil and nil, respectively (2025: nil and $19 million, respectively) of income tax credits to Brookfield and its subsidiaries.
During the six months ended, June 30, 2026, an associate of Brookfield Renewable executed tax credit transfer agreements on market terms to subsidiaries of Brookfield Infrastructure Partners L.P. for $46 million, an associate of Brookfield Business Corporation for $92 million, and a subsidiary of Brookfield for $19 million.
During the first quarter of 2026, as part of the finalization of the Neoen structure, certain interest bearing loans due to affiliates of Brookfield Renewable were reclassified from current to non-current and continue to be recorded within due to related parties. These loans mature in 2037.
During the first quarter of 2026, Brookfield Renewable, together with its institutional partners, agreed to the sale of a 2.3 GW portfolio of operating solar and wind assets in the United States for proceeds of approximately $1.3 billion ($316 million net to Brookfield Renewable), of which 33% was agreed to be sold to a Brookfield Fund, at a value equivalent to what was agreed to with the unaffiliated third parties that agreed to acquire the remaining 67% interest in the portfolio. During the second quarter of 2026, Brookfield Renewable, together with its institutional partners, completed the sale of a 33% interest in 2.1 GW of the portfolio for proceeds of approximately $394 million ($100 million net to Brookfield Renewable), to the Brookfield Fund, refer to Note 3 - Disposal of assets, for more details.
During the second quarter of 2026, Brookfield Renewable, together with its institutional partners, agreed to the sale of its remaining 50% interest in a 403 MW portfolio of operating hydroelectric assets in the United States for proceeds of up to $522 million ($249 million net to Brookfield Renewable), to a consortium managed by BAM, at a value equivalent to what was agreed to with an unaffiliated third party that acquired 25% of the portfolio during the first quarter of 2026. Refer to Note 3 - Disposal of assets, for more details. As part of this transaction, the sale of a 25% interest in the portfolio closed during the second quarter of 2026 for proceeds of approximately $261 million ($127 million net to Brookfield Renewable). Refer to Note 3 - Disposal of assets, for more details. The closing of the remainder of this transaction is subject to customary closing conditions.
During the second quarter of 2026, Brookfield Renewable, together with its institutional partners, agreed to the sale of a 420 MW portfolio of operating solar and wind assets in Europe for proceeds of approximately €352 million ($408 million) (€65 million ($76 million) net to Brookfield Renewable). As part of this transaction, an associate of Brookfield Renewable agreed to sell a 151 MW portfolio of operating solar assets in Europe. A 50% interest in these portfolios was agreed to be sold to Brookfield Fund, at a value equivalent to what was agreed to with the unaffiliated third party that agreed to acquire the remaining 50% interest. The closing of this transaction is subject to customary closing conditions.
During the second quarter of 2026, an entity affiliated with Brookfield Renewable completed the syndication of a 1.63% interest in Neoen for proceeds of approximately €160 million ($182 million), to a Brookfield Fund, at a value equivalent to the initial invested capital agreed to with unaffiliated third parties.
Transactions with unaffiliated partners of Brookfield Renewable associates
During the first quarter of 2026, Brookfield Renewable, together with its institutional partners, acquired a 201 MW operating wind asset in the United States from an associate that it accounts for using the equity method under IAS 28, Investments in Associates and Joint Ventures as part of a reorganization of the investment. Brookfield Renewable, together with its institutional partners, recognized $35 million of total assets and $35 million of total liabilities from the date of the reorganization and continues to account for its investment in the associate in accordance with IAS 28.
During the first quarter of 2026, Brookfield Renewable, together with its institutional partners, agreed to contribute its 100% interest in a 200 MW distributed generation portfolio in Spain with a fair value of approximately €116 million ($136 million) into a U.K. distributed generation joint venture with a Brookfield Renewable associate. Refer to Note 3 - Disposal of assets for further details.
During the first quarter of 2026, Isagen novated a financial obligation related to the acquisition of a utility-scale solar asset to an associate that is accounted for using the equity method under IAS 28, in accordance with the investment agreement. Upon completion of the transaction, Isagen recognized a reduction in the associate's net assets of approximately COP286 billion ($78 million) offset by the derecognition of the payable by Isagen for the same amount.
The following table reflects the related party agreements and transactions for the three and six months ended June 30 in the consolidated statements of income (loss):

	Three months ended June 30		Six months ended June 30
(MILLIONS)	2026	2025	2026	2025
Revenues
Power purchase and revenue agreements	$(4)	$(2)	$1	$24
Development services	—	3	—	14
	$(4)	$1	$1	$38
Other income
Distribution income	$—	$17	$—	$29
Interest and other investment income	38	—	47	5
	$38	$17	$47	$34

Direct operating costs
Other related party services	$(7)	$—	$(16)	$(7)

Interest expense
Borrowings	$(37)	$(32)	$(88)	$(112)
Contract balance accretion	(11)	(9)	(21)	(19)
	$(48)	$(41)	$(109)	$(131)
Other
Other related party services expense	$—	$(1)	$—	$(2)
Financial instrument (loss) gain	(1)	6	(8)	6
	$(1)	$5	$(8)	$4

Management service costs	$(77)	$(56)	$(150)	$(105)

Current income tax
Investment tax credits	$—	$—	$—	$19
The following table reflects the impact of the related party agreements and transactions on the consolidated statements of financial position:

(MILLIONS)	Related party	June 30, 2026	December 31, 2025
Current assets
Trade receivables and other current assets
Contract asset	Brookfield	$75	$74
Due from related parties
Amounts due from	Brookfield(1)	$419	$511
	Equity-accounted investments and other	384	433
		$803	$944

Non-current assets
Financial instrument assets	Equity-accounted investments and other	81	71
Other long-term assets
Contract asset	Brookfield	$171	$209
Due from related parties	Equity-accounted investments and other	55	12
Current liabilities
Contract liability	Brookfield	$67	$63
Financial instrument liabilities	Brookfield Wealth Solutions	7	—

Due to related parties
Amounts due to	Brookfield(2)	$1,424	$4,427
	Equity-accounted investments and other	520	2,476
	Brookfield Wealth Solutions	123	123
Accrued distributions payable on LP units, BEPC exchangeable shares, class A.2 exchangeable shares, Redeemable/Exchangeable partnership units and GP interest	Brookfield	48	45
		$2,115	$7,071
Liabilities held for sale	Equity-accounted investments and other	$—	$9
Non-current liabilities
Financial instrument liabilities	Brookfield Wealth Solutions	52	49
Due to related parties
Amounts due to	Brookfield	$17	$21
	Brookfield Wealth Solutions	620	627
	Equity-accounted investments and other	1,764	45
		$2,401	$693
Corporate borrowings	Brookfield Wealth Solutions	$7	$7

Non-recourse borrowings	Brookfield Wealth Solutions	$268	$58

Other long-term liabilities
Contract liability	Brookfield	$672	$679
Equity
Preferred limited partners equity	Brookfield Wealth Solutions	$11	$11
(1)Includes receivables of $242 million (2025: $378 million) associated with the Brookfield Global Transition Fund credit facility.
(2)Includes payables of $18 million (2025: $397 million), $77 million (2025: $511 million), and $432 million (2025: $2,454 million) associated with the Brookfield Infrastructure Fund IV, Brookfield Global Transition Fund I, and Brookfield Global Transition Fund II credit facilities, respectively.